Share Capital Authorized and Issued - Common Shares Information (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares, issued (in shares)	103,026,764	111,730,209
Common stock, shares, outstanding (in shares)	103,026,764	111,730,209